CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property and equipment	$ 21,824	$ 20,308	$ 19,551	$ 5,746
Intangible assets	327	542	53	206
Deferred tax assets	665	125	122	200
Other non-current assets	2,278	1,688	1,691	1,443
Total Non-current assets	25,094	22,663	21,417	7,595
Current assets
Inventories	10,948	8,221	11,210	10,789
Trade and other receivables	18,350	13,146	18,995	14,899
Income tax receivables	1,468	779	813	831
Other taxes receivable	3,775	3,782	6,051	4,774
Prepaid expenses	5,672	12,761	14,123	8,451
Term Deposits and other financial assets	395,715	1,215	70,005
Cash and cash equivalents	117,090	373,931	190,679	115,165
Total Current assets	553,018	413,835	311,876	154,909
Total Assets	578,112	436,498	333,293	162,504
Equity
Share capital	234,154	219,843	175,868	152
Share premium	1,736,469	1,478,230	1,141,997	967,901
Other reserves	164,675	143,871	127,449	89,348
Accumulated losses	(1,722,260)	(1,566,600)	(1,239,991)	(1,000,216)
Equity attributable to the equity holders of the Company	413,038	275,344	205,323	57,185
Non-controlling interests	(454)	(447)	(574)	(157)
Total Equity	412,584	274,897	204,749	57,028
Non-current liabilities
Non-current borrowings	8,631	9,750	6,871
Deferred tax liabilities		61
Provisions for liabilities and other charges	676	442	253	445
Deferred income	875	1,019	1,347
Trade and other payables	769
Total non-current liabilities	10,951	11,272	8,471	445
Current liabilities
Current borrowings	3,906	3,638	3,427
Trade and other payables	76,077	75,770	63,310	54,118
Income tax payables	13,281	14,026	11,278	12,453
Other taxes payable	18,952	12,662	5,014	8,495
Provisions for liabilities and other charges	36,409	39,004	30,325	22,536
Deferred income	5,952	5,229	6,719	7,429
Total Current liabilities	154,577	150,329	120,073	105,031
Total Liabilities	165,528	161,601	128,544	105,476
Total Equity and Liabilities	$ 578,112	$ 436,498	$ 333,293	$ 162,504